Fixed Assets	6 Months Ended
Jun. 30, 2024
Fixed Assets [Abstract]
Fixed assets

Note 8 - Fixed assets

				Office
	Solar	Pumped	Biogas	furniture and
	plants	storage	installations	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2024	*288,207	*136,139	38,147	234	462,727
Additions	37,080	5,460	593	18	43,151
Effect of changes in exchange rates	266	(331)	-	-	(65)
Balance as at June 30, 2024	325,553	141,268	38,740	252	505,813

Balance as at January 1, 2023	*268,474	*100,059	36,355	225	405,113
Additions	19,841	42,099	1,792	27	63,759
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	(108)	(6,019)	-	-	(6,127)
Balance as at December 31, 2023	*288,207	*136,139	38,147	234	462,727

Depreciation
Balance as at January 1, 2024	42,266	-	12,296	183	54,745
Depreciation for the period	6,487	-	1,429	1	7,917
Effect of changes in exchange rates	-	-	-	-	-
Balance as at June 30, 2024	48,753	-	13,725	184	62,662

Balance as at January 1, 2023	29,530	-	9,652	175	39,357
Depreciation for the year	12,736	-	2,644	25	15,405
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	-	-	-	1	1
Balance as at December 31, 2023	42,266	-	12,296	183	54,745

Carrying amounts
As at June 30, 2024	276,800	141,268	25,015	68	443,151
As at December 31, 2023	245,941	136,139	25,851	51	407,982

*	Comparative amounts were reclassified, which resulted in €2,491 thousand and €2,412 thousand being reclassified as of December 31, 2023, and as of December 31, 2022, respectively, from pumped storage to solar plants.

Acquisition of fixed assets on credit

As of June 30, 2024, the Company acquired fixed assets on credit in the amount of €22,077 thousand. The cost of acquisition had not yet been paid at the reporting date.